Discontinued Operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

Sale of CamelBak

On August 3, 2015, the Company sold its majority owned subsidiary, CamelBak, based on a total enterprise value of $412.5 million. The CamelBak purchase agreement contains customary representations, warranties, covenants and indemnification provisions, and the transaction is subject to customary working capital adjustments.

The Company received approximately $367.8 million in cash related to its debt and equity interests in CamelBak after payments to noncontrolling shareholders and payment of all transaction expenses. Under the terms of the LLC agreement, the Allocation Member has the right to defer a portion of the distribution for the CamelBak sale. The Allocation member deferred the profit allocation from the sale of CamelBak and the loss from the sale of American Furniture was used to net the calculation of the high water mark from the Camelback sale. The result was a net distribution of $14.6 million that was paid during the fourth quarter of 2015. (Refer to "Note N - Stockholders' Equity" for a discussion of the profit allocation paid as a result of the sale of CamelBak.) The Company recognized a gain of $164.0 million, net of tax, during 2015 as a result of the sale of CamelBak, which is subject to final settlement during 2016.

Summarized operating results for CamelBak for the previous years through the date of disposition were as follows (in thousands):

(in thousands)	For the period January 1, 2015 through disposition	Year ended December 31, 2014	Year ended December 31, 2013
Net sales	$96,519	$148,675	$139,943
Gross profit	41,415	62,672	61,355
Operating income	14,348	17,913	17,919
Income from continuing operations before income taxes	16,607	18,266	17,953
Provision for income taxes	5,010	3,144	2,198
Income from discontinued operations (1)	$11,597	$15,122	$15,755

(1) The results for the periods from January 1, 2015 through disposition, the year ended December 31, 2014 and the year ended December 31, 2013, exclude $5.4 million, $10.5 million and $11.7 million, respectively, of intercompany interest expense.

Sale of AFM

On October 5, 2015, the Company sold its majority owned subsidiary, American Furniture, for a sale price of $24.1 million. The Company received approximately $23.5 million in net proceeds related to its debt and equity interests in American Furniture after payment of all transaction expenses. The Company recognized a loss on the sale of American Furniture of $14.3 million. This loss was recognized during the quarter ended September 30, 2015 based on the initial write-down of American Furniture's carrying amounts to fair value.

Summarized operating results for American Furniture for the previous years through the date of disposition were as follows (in thousands):

(in thousands)	For the period January 1, 2015 through disposition	Year ended December 31, 2014	Year ended December 31, 2013
Net sales	$122,420	$129,696	$104,885
Gross profit	11,613	11,817	8,314
Operating income	4,126	3,661	175
Income from continuing operations before income taxes	4,134	3,757	193
Provision for income taxes	81	28	13
Income from discontinued operations (1)	$4,053	$3,729	$180

(1) The results for the periods from January 1, 2015 through disposition, the year ended December 31, 2014 and the year ended December 31, 2013, exclude $1.5 million, $2.2 million and $1.9 million, respectively, of intercompany interest expense.

Sale of Tridien

On September 21, 2016, the Company sold its majority owned subsidiary, Tridien, based on an enterprise value of $25 million. After the allocation of sale proceeds to non-controlling interest holders and the payment of transaction expenses, the Company received approximately $22.7 million in net proceeds related to its debt and equity interests in Tridien. The Company recognized a gain of $1.5 million in September 2016 as a result of the sale of Tridien. Approximately $1.6 million of the proceeds received by the Company from the sale of Tridien have been reserved as support for the Company's indemnification obligations for future claims against Tridien that the Company may be liable for under the terms of the Tridien sale agreement.

Summarized operating results for Tridien for the previous years through December 31, 2015 were as follows:

(in thousands)	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Net sales	$77,406	$67,254	$60,073
Gross profit	64,269	53,090	46,636
Operating income (loss)	(8,703)	2,191	(10,227)
Income (loss) from continuing operations before income taxes	(8,696)	2,274	(10,244)
Provision (benefit) for income taxes	(27)	47	(2,073)
Income (loss) from discontinued operations (1)	$(8,669)	$2,227	$(8,171)

(1) The results for the years ended December 31, 2015, December 31, 2014 and December 31, 2013 exclude $1.1 million, $1.2 million and $1.2 million, respectively, of intercompany interest expense.

The following table presents summary balance sheet information for Tridien business held for sale as of December 31, 2015, and of the CamelBak, American Furniture and Tridien businesses held for sale as of December 31, 2014 (in thousands):

	December 31, 2015	December 31, 2014
	Tridien	CamelBak	American Furniture	Tridien	Total
Assets:
Cash	$629	$975	$781	$—	$1,756
Accounts receivable, net	8,411	22,492	16,191	6,995	$45,678
Inventories	8,465	27,511	25,395	6,972	$59,878
Prepaid expenses and other current assets	1,267	4,627	364	782	$5,773
Current assets held for sale	$18,772	$55,605	$42,731	$14,749	$113,085
Property, plant and equipment, net	2,102	7,987	903	1,879	10,769
Goodwill	7,834	5,546	—	16,762	22,308
Intangible assets, net	2,717	162,761	368	4,722	167,851
Other non-current assets	170	2,262	—	256	2,518
Noncurrent assets held for sale	$12,823	$178,556	$1,271	$23,619	$203,446
Liabilities:
Accounts payable	4,264	6,431	6,468	3,991	16,890
Accrued expenses and other current liabilities	4,191	9,834	1,640	2,791	14,265
Current liabilities held for sale	$8,455	$16,265	$8,108	$6,782	$31,155
Deferred income taxes	110	6,115	—	265	6,380
Other noncurrent liabilities	—	548	—	—	548
Noncurrent liabilities held for sale	$110	$6,663	$—	$265	$6,928
Noncontrolling interest of discontinued operations	$916	$14,932	$260	$2,744	$17,936